Note 4 - Other Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Other Receivables [Table Text Block]
	As of December 31,
	2013	2014
	RMB	RMB
Advances to staff (i)	9,494	8,159
Advances to entrepreneurial agents (ii)	1,984	981
Rental deposits	6,213	5,701
Interest income receivables (iii)	47,273	46,472
Value-added tax recoverable (iv)	1,867	2,786
Receivable from third parties(v)	141,938	17,020
Reimbursement from insurance company (vi)	40,106	—
Other	5,901	7,030
	254,776	88,149